General and Administrative Expenses - Additional Information (Details) - General and Administrative Expenses € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Professional services, consulting and legal fees	€ 33,127
Professional services, issue of Azul warrants expenses	13,030
Professional services, JSOP bonus expense	€ 5,439